Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Computed tax expense (benefit) at statutory federal rate of 35%	$ 9,610	$ (16,891)	$ 12,397
Nondeductible goodwill impairment charge		11,703
Nondeductible compensation	91	637	378
Noncontrolling interests	(37)	18	(42)
State income taxes (benefits), net of federal income tax benefit (expense)	1,318	(472)	1,746
Other	28	622	(2)
Total income tax expense (benefit)	$ 11,010	$ (4,383)	$ 14,477
Statutory federal rate	35.00%	35.00%	35.00%